Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001559109
Reaves Utilities ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Reaves Utilities ETF (Ticker: UTES) (the “Fund”) seeks to provide total return through a combination of capital appreciation and income.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period September 23, 2015 (commencement of operations) through July 31, 2016, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests not less than 80% of its assets in equity securities of companies in the Utility Sector (“Utility Sector Companies”). The Fund considers a company to be a “Utility Sector Company” if at least 50% of the company’s assets or customers are committed to, or at least 50% of the company’s revenues, gross income or profits derive from, the provision of products, services or equipment for the generation or distribution of electricity, gas or water. The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified passive index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

W. H. Reaves & Co., Inc. d/b/a Reaves Asset Management, the Fund’s investment sub-adviser (the “Sub-Adviser” or “Reaves Asset Management”), manages the Fund’s assets using a value-based, bottom-up stock selection approach. In making investment decisions, the Sub-Adviser primarily invests in common stocks of Utility Sector Companies that the Sub-Adviser deems to be attractive based on the potential for growth of income and capital appreciation over time. While the Sub-Adviser may consider a number of factors in making investment decisions, the Sub-Adviser generally seeks to acquire Utility Sector Companies that have or reflect one or more of the following characteristics:

•	conservative capital structures;
•	solid balance sheets;
•	history of and/or potential for growing earnings and raising dividends;
•	positive catalysts that may unlock value; and/or
•	lower-than-market levels of volatility, correlation or similar characteristics.

In evaluating potential investments, the Sub-Adviser may consider, among other things, earnings and cash flow potential, dividend prospects and tax treatment of dividends, strength of business franchises and estimates of net asset value. Investments are added to the Fund’s portfolio if they satisfy value-based criteria and the Sub-Adviser believes that they offer potential for short or long-term growth or income, or that they will contribute to the portfolio’s risk profile. Investments may be removed from the Fund’s portfolio if they exceed the Sub-Adviser’s estimates of full value, the Sub-Adviser believes that they are adding inefficient risk to the portfolio, the Sub-Adviser believes that the initial investment thesis fails, or the Sub-Adviser is seeking to raise funds for more attractive investment opportunities or other purposes. Although the Fund may invest in foreign Utility Sector Companies, including, without limitation, through investments in American Depository Receipts (“ADRs”), the Fund will invest primarily in U.S. Utility Sector Companies. The Fund may invest in securities of issuers of any market capitalization.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services and general equity market conditions. In a declining market, prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline.

Management Style. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by the Sub-Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. The net asset value (“NAV”) of the Fund’s Shares changes daily based on the performance of the securities in which it invests. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short and extended periods of time.  In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Utility Sector Concentration Risk. The Fund’s investments are concentrated in the securities of issuers engaged primarily in utilities-related industries (i.e., Utility Sector Companies). This may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting utilities and Utility Sector Companies.

The focus of the Fund’s portfolio on Utility Sector Companies may present more risks than if the Fund’s portfolio were broadly spread over numerous sectors or industries of the economy. Specific risks associated with investments in Utility Sector Companies include, without limitation, environmental and conservation considerations, policies and regulations; competition; interest rates; inflation; financing difficulties; technological innovations that may render existing plants, equipment or products obsolete; natural or man-made disasters; costs and availability of services or fuel; changes in taxation; and lengthy delays and greatly increased costs and other problems associated with the design, construction, approval, licensing, regulation and operation of facilities for electric generation, gas production and water treatment and processing.

A downturn in utilities related industries would have a larger impact on the Fund than on an investment company that does not concentrate solely in utilities related industries. At times, the performance of Utility Sector Companies may lag the performance of companies in other sectors or industries, or the broader market as a whole. As concentration in the securities of Utility Sector Companies increases, so does the potential for fluctuation in the NAV of the Fund’s Shares.

Small and Medium Capitalization Companies Risk. The Fund may, at any given time, invest in securities of small capitalization companies (i.e., companies with less than $2 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $2 billion and $6 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies.  The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.  Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures.  Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies.  Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate. The foregoing risks are generally increased for smaller capitalization companies as compared to companies with larger capitalizations.

Dividend Yield Risk. While the Fund may hold equity securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Lower priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market. Common equity is subordinated to preferred equity and debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred equity or debt instruments of such issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Fund Shares Liquidity Risk. Trading in Shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund’s Shares will continue to be met or will remain unchanged. During stressed market conditions, the liquidity of Fund Shares may be less than the liquidity of the securities in the Fund’s portfolio, which may be significantly less than the liquidity of other ETFs.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. Additionally, to the extent that the underlying securities of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale security pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Foreign Securities Risk. Investments in securities of foreign issuers are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, social, political and economic instability, differences in securities regulation and trading, expropriation or nationalization of assets, and foreign taxation issues. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of the Fund’s securities. It may also be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign investments are subject to U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

American Depository Receipts Risk. The risk that investments in foreign companies through ADRs will expose the Fund to the same risks as direct investments in securities of foreign issuers.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund has been operating for less than a full calendar year. Once available, updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has been operating for less than a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 383-0553
Reaves Utilities ETF | Reaves Utilities ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Year	rr_ExpenseExampleYear03	303
5 Year	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,166

[1]	The management fee is structured as a "unified fee", out of which W. H. Reaves & Co., Inc. d/b/a Reaves Asset Management, the Fund's investment sub-adviser, pays all expenses of the Fund (including the management fee paid to the Fund's investment adviser), except for the management fee paid to the Fund's sub-adviser; payments under the Fund's 12b-1 plan (if any); brokerage expenses; acquired fund fees and expenses; taxes; interest; litigation and arbitration expenses; fees for professional services stemming from litigation or arbitration; and other extraordinary expenses of the Fund; each of which is paid by the Fund.
[2]	The Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year under a Rule 12b-1 plan; however, no such fees are currently paid by the Fund, and there are no current plans to impose these fees.